As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue
New York, NY  10017
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, NY  10017
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2008
The Wall Street Fund, Inc.

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace - 1.9%
General Dynamics Corp.	1,400	$116,718
Lockheed Martin Corp.	2,000	198,600
		315,318
Agriculture - 0.5%
Archer-Daniels-Midland Co.	2,000	82,320

Apparel - 0.7%
VF Corp.	1,500	116,265

Banks - 0.8%
US Bancorp	4,000	129,440

Beverages - 1.9%
The Coca-Cola Co.	2,500	152,175
Hansen Natural Corp. (a)	1,500	52,950
PepsiCo, Inc.	1,500	108,300
		313,425
Biotechnology - 7.1%
Biogen Idec, Inc. (a)	2,500	154,225
Celgene Corp. (a)	1,000	61,290
Genentech, Inc. (a)	2,200	178,596
Genzyme Corp. (a)	2,500	186,350
Gilead Sciences, Inc. (a)	8,500	438,005
Lifecell Corp. (a)	2,200	92,466
Martek Biosciences Corp. (a)	2,500	76,425
		1,187,357
Chemicals - 3.7%
Air Products & Chemicals, Inc.	2,000	184,000
The Dow Chemical Co.	2,500	92,125
E.I. du Pont de Nemours & Co.	2,200	102,872
Sigma-Aldrich Corp.	4,000	238,600
		617,597
Computers & Peripherals - 1.1%
Hewlett-Packard Co.	2,750	125,565
International Business Machines Corp.	500	57,570
		183,135
Construction & Engineering - 1.9%
Fluor Corp.	2,300	324,668

Diversified - 1.7%
3M Co.	2,000	158,300
Danaher Corp.	700	53,221
United Technologies Corp.	1,000	68,820
		280,341
Drugs - 1.5%
Bristol-Myers Squibb Co.	500	10,650
Covance, Inc. (a)	700	58,079
Merck & Co., Inc.	5,000	189,750
		258,479

Electrical Equipment - 0.7%
General Electric Co.	3,000	111,030

Electronic Equipment & Instruments - 0.8%
Anixter International, Inc. (a)	1,000	64,040
Dolby Laboratories, Inc. (a)	2,000	72,520
		136,560
Energy - 7.7%
Apache Corp.	2,000	241,640
Canadian Superior Energy, Inc. (a) (b)	20,000	62,200
ChevronTexaco Corp.	2,000	170,720
ConocoPhillips	2,000	152,420
Devon Energy Corp.	3,000	312,990
ENSCO International, Inc.	2,000	125,240
Plains Exploration & Production Co. (a)	2,000	106,280
Valero Energy Corp.	2,500	122,775
		1,294,265
Energy Equipment & Services - 1.7%
Core Laboratories NV (a)	400	47,720
Halliburton Co.	3,000	117,990
Helmerich & Payne, Inc.	1,200	56,244
Tidewater, Inc.	1,000	55,110
		277,064
Financial Services - 3.2%
American Express Co.	3,000	131,160
The Goldman Sachs Group, Inc.	1,150	190,198
J.P. Morgan Chase & Co.	2,750	118,113
Nasdaq Stock Market, Inc. (a)	2,500	96,650
		536,121
Food & Staples Retailing - 2.1%
The Kroger Co.	5,000	127,000
Wal-Mart Stores, Inc.	4,250	223,890
		350,890
Food Products - 0.4%
Wm. Wrigley Jr. Co.	1,000	62,840

Food Service - 1.9%
Darden Restaurants, Inc.	2,000	65,100
McDonald's Corp.	3,000	167,310
Yum! Brands, Inc.	2,400	89,304
		321,714
Food Wholesale - 0.5%
Sysco Corp.	3,000	87,060

Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	2,000	115,640
Medtronic, Inc.	1,700	82,229
		197,869
Health Care Services - 2.5%
Aetna, Inc.	4,000	168,360
Johnson & Johnson	3,800	246,506
		414,866
Hotels - 0.4%
Starwood Hotels & Resorts Worldwide	1,200	62,100

Instrumentation - 1.1%
Applied Materials, Inc.	9,500	185,345

Insurance - 2.3%
Chubb Corp.	2,500	123,700
Fidelity National Financial, Inc.	7,000	128,310
Loews Corp.	2,000	80,440
Selective Insurance Group	2,000	47,760
		380,210
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	3,000	83,700

Machinery - 2.8%
Caterpillar, Inc.	3,500	274,015
Paccar, Inc.	4,500	202,500
		476,515
Media - 2.0%
Comcast Corp. (a)	3,000	56,910
DIRECTV Group Inc/The (a)	6,600	163,614
Focus Media Hldg Ltd - ADR (a)	3,000	105,450
		325,974
Metals & Mining - 2.9%
BHP Billiton Ltd. - ADR	1,000	65,850
Cleveland-Cliffs, Inc.	350	41,937
Freeport-McMoRan Copper & Gold, Inc.	1,000	96,220
Mechel OAO - ADR (a)	1,500	170,685
Nucor Corp.	1,700	115,158
		489,850
Office Equipment - 4.4%
Apple, Inc. (a)	3,000	430,500
Seagate Technology	7,000	146,580
Western Digital Corp. (a)	6,000	162,240
		739,320
Paper & Forest Products - 0.5%
International Paper Co.	3,000	81,600

Personal & Household Products - 0.8%
Procter & Gamble Co.	2,000	140,140

Retail - 2.4%
Nordstrom, Inc.	7,000	228,200
Target Corp.	3,500	177,380
		405,580
Semiconductors - 5.5%
Atheros Communications, Inc. (a)	7,500	156,300
Intel Corp.	4,000	84,720
MEMC Electronic Materials, Inc. (a)	6,000	425,400
Texas Instruments, Inc.	9,000	254,430
		920,850
Services - 5.0%
Accenture Ltd. - Class A	2,800	98,476
Administaff, Inc.	1,500	35,415
Google, Inc. (a)	1,000	440,470
NIC, Inc.	7,000	49,770
Priceline.com, Inc. (a)	1,000	120,860
Valueclick, Inc. (a)	4,000	69,000
Yahoo!, Inc. (a)	1,000	28,930
		842,921
Software - 5.7%
Adobe Systems, Inc. (a)	5,000	177,950
Ansys, Inc. (a)	3,000	103,560
Factset Research Systems, Inc.	1,000	53,870
Intuit, Inc. (a)	2,000	54,020
Microsoft Corp.	10,000	283,800
Oracle Corp. (a)	8,000	156,480
SAP AG - ADR	2,600	128,882
		958,562

Specialty Retail - 2.6%
Abercrombie & Fitch Co. - Class A	2,000	146,280
Coach, Inc. (a)	1,000	30,150
Dick's Sporting Goods, Inc. (a)	3,000	80,340
Home Depot, Inc.	5,000	139,850
Tiffany & Co.	1,000	41,840
		438,460
Telecommunications - 7.6%
America Movil S.A. de C.V. - ADR	8,500	541,365
China Mobile Hong Kong Ltd. - ADR	4,500	337,545
Cisco Systems, Inc. (a)	6,000	144,540
Corning, Inc.	3,000	72,120
QUALCOMM, Inc.	4,200	172,200
		1,267,770
Transportation - 5.1%
Burlington Northern Santa Fe Corp.	2,500	230,550
Cummins, Inc.	4,000	187,280
FedEx Corp.	1,600	148,272
J.B. Hunt Transport Services, Inc.	3,000	94,290
Kansas City Southern (a)	2,000	80,220
Overseas Shipholding Group, Inc.	1,000	70,040
Ryder System, Inc.	700	42,637
		853,289
Utilities - 1.8%
Vimpel-Communications - ADR	10,000	298,900

TOTAL COMMON STOCKS (Cost $12,288,491)		$16,549,710
	Principal
	Amount	Value
CORPORATE BONDS - 0.9%
Diversified Financials - 0.9%
General Electric Capital Corp.
5.000%, 12/18/2018	$150,000	148,906
TOTAL CORPORATE BONDS (Cost $150,000)		$148,906

	Shares
SHORT TERM INVESTMENTS - 0.0%
First American Government Obligations Fund	2,897	$2,897
TOTAL SHORT TERM INVESTMENTS (Cost $2,897)		$2,897

Total Investments (c) (Cost $12,441,388) - 99.8%		$16,701,513
Other Assets in Excess of Liabilities - 0.2%		39,400
TOTAL NET ASSETS - 100.0%		$16,740,913

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domiciled
(c)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $12,441,388. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows:

	Unrealized appreciation	$ 4,527,433
	Unrealized depreciation	(267,308)
	Net unrealized depreciation	$ 4,260,125

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Investment in Securities	$ 16,701,513	$ 16,552,607	$ 148,907	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)                /s/ Robert P. Morse
Robert P. Morse, President

Date                                     May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Robert P. Morse
Robert P. Morse, President

Date                                     May 23, 2008

By (Signature and Title)*              /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date                                     May 23, 2008

* Print the name and title of each signing officer under his or her signature.